Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company uses an estimated annual effective tax rate method in computing its interim tax provision. This effective tax rate is based on forecast annual consolidated pre-tax income, permanent tax differences and statutory tax rates. Under this method, the tax effect of certain items that do not meet the definition of ordinary income or expense are computed and recognized as discrete items when they occur.

The effective combined federal and state tax rates for the three months ended March 31, 2019 and 2018 were 21.49% and 13.76%, respectively. Effective tax rates differ from the statutory rates mainly due to the impact of forecast permanent non-taxable interest and other income, and the impact of permanent non-deductible discrete expense items incurred during the period, which primarily include the non-deductible spin-off costs in 2018 and the effect of corporate state taxes.

Income Taxes
The components of the income tax expense for the years ended December 31, 2018, 2017 and 2016 are as follows:

(in thousands)	2018	2017	2016
Current provision
Federal	$7,298	$19,194	$10,981
State	1,964	1,763	844
Impact of lower rate under the 2017 Tax Act -
Remeasurement of net deferred tax assets, other than balances corresponding to items in AOCI	—	8,470	—
Remeasurement of net deferred tax assets corresponding to items in AOCI	—	1,094	—
Deferred tax expense (benefit)	2,471	3,471	(1,614)
	$11,733	$33,992	$10,211

On December 22, 2017, the 2017 Tax Act was signed into law. This law significantly changes U.S. tax law by, among other things, lowering corporate federal income tax rates and implementing a territorial tax system. The legislation permanently reduces the U.S. corporate income tax rate from 35% to 21%, effective January 1, 2018. As a result of the reduction in the U.S. corporate federal income tax rate, the Company remeasured its ending net deferred tax assets at December 31, 2017 and recognized a total of $9.6 million tax expense in the Company’s consolidated statement of income for the year ended December 31, 2017.

A reconciliation of the income tax expense at the statutory federal income tax rate to the Company’s effective income tax rate for the years ended December 31, 2018, 2017, and 2016 follows:

	2018		2017		2016
(in thousands)	Amount	%	Amount	%	Amount	%
Tax expense calculated at the statutory federal income tax rate	$12,089	21.00%	$26,967	35.00%	$11,827	35.00%
Increases (decreases) resulting from:
Impact of the 2017 Tax Act -
Remeasurement of net deferred tax assets	—	—%	9,564	12.41%	—	—%
Non-taxable interest income	(1,507)	(2.62)%	(1,643)	(2.13)%	(1,132)	(3.35)%
Non-taxable BOLI income	(1,223)	(2.12)%	(1,910)	(2.48)%	(1,547)	(4.58)%
Non-deductible Spin-off costs	1,711	2.97%	—	—%	—	—%
Disallowed interest expense allocable to tax exempt securities and other expenses	627	1.09%	577	0.75%	464	1.37%
State and city income taxes, net of federal income tax benefit	(131)	(0.23)%	1,146	1.49%	549	1.62%
Other, net	167	0.29%	(709)	(0.92)%	50	0.16%
	$11,733	20.38%	$33,992	44.12%	$10,211	30.22%

The composition of the net deferred tax asset is as follows:

	December 31,
(in thousands)	2018	2017
Tax effect of temporary differences
Provision for loan losses	$13,581	$13,372
Net unrealized losses in other comprehensive income	5,878	1,680
Deferred compensation expense	3,489	3,460
Dividend income	605	946
Interest income on nonaccrual loans	341	599
Goodwill amortization	(3,979)	(3,223)
Depreciation and amortization	(3,934)	(3,601)
Other	329	1,350
Net deferred tax assets	$16,310	$14,583

The Company evaluates the deferred tax asset for recoverability using a consistent approach which considers the relative impact of negative and positive evidence, including its own historical financial performance and that of its operating subsidiaries and projections of future taxable income. This evaluation involves significant judgment by management about assumptions that are subject to change from period to period. Management believes that the weight of all the positive evidence currently available exceeds the negative evidence in support of the realization of the future tax benefits associated with the federal net deferred tax asset. As a result, management has concluded that the federal net deferred tax asset in its entirety will more likely than not be realized. Therefore, a valuation allowance is not considered necessary. If future results differ significantly from the Company’s current projections, a valuation allowance against the net deferred tax asset may be required.
At December 31, 2018 and 2017, the Company had accumulated net operating losses (“NOLs”) in the State of Florida of approximately $151.9 million and $143.6 million, respectively. These NOLs are carried forward for a maximum of 20 years based on applicable Florida law. The deferred tax asset related to these NOLs at December 31, 2018 and 2017 is approximately $6.6 million and $6.2 million, respectively. A full valuation allowance has been recorded against the state deferred tax asset related to these NOLs as management believes it is more likely than not that the tax benefit will not be realized.
At December 31, 2018 and 2017, the Company had no unrecognized tax benefits or associated interest or penalties that needed to be accrued.